FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Values of Financial Instruments [Abstract]
Estimated fair values and recorded book balances
The estimated fair values and recorded book balances at December 31 follow:

			Fair Value Measurements Using
	Recorded Book Balance	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2013
Assets
Cash and due from banks	$48,156	$48,156	$48,156	$-	$-
Interest bearing deposits	70,925	70,925	70,925	-	-
Interest bearing deposits - time	17,999	18,000	-	18,000	-
Trading securities	498	498	498	-	-
Securities available for sale	462,481	462,481	-	462,481	-
Federal Home Loan Bank and Federal Reserve Bank Stock	23,419	NA	NA	NA	NA
Net loans and loans held for sale	1,362,635	1,333,229	-	20,390	1,312,839
Accrued interest receivable	5,948	5,948	1	1,426	4,521
Derivative financial instruments	494	494	-	494	-

Liabilities
Deposits with no stated maturity (1)	$1,440,225	$1,440,225	$1,440,225	$-	$-
Deposits with stated maturity (1)	444,581	446,366	-	446,366	-
Other borrowings	17,188	19,726	-	19,726	-
Subordinated debentures	40,723	27,871	-	27,871	-
Accrued interest payable	445	445	20	425	-
Derivative financial instruments	-	-	-	-	-

2012
Assets
Cash and due from banks	$55,487	$55,487	$55,487	$-	$-
Interest bearing deposits	124,295	124,295	124,295	-	-
Trading securities	110	110	110	-	-
Securities available for sale	208,413	208,413	-	208,413	-
Federal Home Loan Bank and Federal Reserve Bank Stock	20,838	NA	NA	NA	NA
Net loans and loans held for sale	1,425,643	1,400,385	-	50,779	1,349,606
Accrued interest receivable	5,814	5,814	102	934	4,778
Derivative financial instruments	1,368	1,368	-	1,368	-

Liabilities
Deposits with no stated maturity (1)	$1,360,609	$1,360,609	$1,360,609	$-	$-
Deposits with stated maturity (1)	418,928	420,374	-	420,374	-
Other borrowings	17,625	21,463	-	21,463	-
Subordinated debentures	50,175	42,235	7,956	34,279	-
Accrued interest payable	7,197	7,197	2,942	4,255	-
Derivative financial instruments	1,320	1,320	-	861	459

(1)	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $11.2 million and $1.2 million at December 31, 2013 and 2012, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $72.3 million and $32.0 million at December 31, 2013 and 2012, respectively.